CASH, CASH EQUIVALENTS AND RESTRICTED CASH	12 Months Ended
Dec. 31, 2019
CASH, CASH EQUIVALENTS AND RESTRICTED CASH
CASH, CASH EQUIVALENTS AND RESTRICTED CASH

NOTE 3 – CASH, CASH EQUIVALENTS AND RESTRICTED CASH

The following table provides a reconciliation of cash, cash equivalents, and restricted cash reported within the Consolidated Balance Sheets that sum to the total of the same such amounts shown in the Consolidated Statements of Cash Flows:

	As of December 31,
	2019	2018	2017
Cash and cash equivalent	$12,241,339	$898,735	$182,632
Restricted cash-current	2,064,130	2,000,000	2,000,000
Restricted cash-non current	1,766,700	1,534,557	13,734
Total Cash and cash equivalent and Restricted cash	$16,072,169	$4,433,292	$2,196,366

As of December 31, 2019 and 2018, the restricted cash -current related to (i) cash held in a special account as collateral against a bank loan with amount to $2,000,000 and $2,000,000 respectively, (ii) cash held by Pertamina for planned expenditures for abandonment and site restoration in Kruh Block after the TAC agreement expires with amount to $64,130 and nil, respectively; the restricted cash–non-current related to (i) cash held by Pertamina for planned expenditures for abandonment and site restoration in Kruh Block after the TAC agreement expires with amount to nil and $34,557, respectively, (ii) cash held in a special account in PT Bank Mandiri as a guarantee for the performance commitment related to the minimum exploration work for Citarum Block with amount to $1,500,000 and $1,500,000, respectively and (iii) cash held in a special account in PT Bank Mandiri as a collateral for a guarantee to secure the performance commitment related to the minimum work for Kruh Block during the first three contract years of KSO with amount to $266,700 and nil, respectively.